LONG-TERM DEBT, NET - Summary of Long-term Debt, Net (Parenthetical) (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
2025 MRF Senior Notes, 4.875% and due 2025 [Member] | Senior Unsecured Notes [Member]
Long-Term Debt [Line Items]
Unamortized deferred financing costs and original issue premiums	$ 0	$ 1,732
2026 MRF Senior Notes, 5.250% and due 2026 [Member] | Senior Unsecured Notes [Member]
Long-Term Debt [Line Items]
Unamortized deferred financing costs	0	1,256
2027 MRF Senior Notes, 5.625% and due 2027 [Member] | Senior Unsecured Notes [Member]
Long-Term Debt [Line Items]
Unamortized deferred financing costs	1,568	2,488
2028 MRF Senior Notes, 5.750% and due 2028 [Member] | Senior Unsecured Notes [Member]
Long-Term Debt [Line Items]
Unamortized deferred financing costs and original issue premiums	1,294	1,865
2029 MRF Senior Notes, 5.375% and due 2029 [Member] | Senior Unsecured Notes [Member]
Long-Term Debt [Line Items]
Unamortized deferred financing costs and original issue premiums	1,073	1,407
2032 MRF Senior Notes, 7.625% and due 2032 [Member] | Senior Unsecured Notes [Member]
Long-Term Debt [Line Items]
Unamortized deferred financing costs	5,016	5,611
2033 MRF Senior Notes, 6.500% and due 2033 [Member] | Senior Unsecured Notes [Member]
Long-Term Debt [Line Items]
Unamortized deferred financing costs	4,454
2025 SCF Senior Notes, 6.000% and due 2025 [Member] | Senior Unsecured Notes [Member]
Long-Term Debt [Line Items]
Unamortized deferred financing costs	0	253
2027 SCC Senior Secured Notes, 7.000% and due 2027 [Member] | Senior Secured Notes [Member]
Long-Term Debt [Line Items]
Unamortized deferred financing costs	1,596	2,862
2028 SCF Senior Notes, 6.500% and due 2028 [Member] | Senior Unsecured Notes [Member]
Long-Term Debt [Line Items]
Unamortized deferred financing costs	1,582	2,299
2029 SCF Senior Notes, 5.000% and due 2029 [Member] | Senior Unsecured Notes [Member]
Long-Term Debt [Line Items]
Unamortized deferred financing costs and original issue premiums	2,318	2,990
Revolving Credit Facility [Member] | SCC 2024 Revolving Facility, due 2029 [Member] | Senior Secured Credit Facilities [Member] | Long-term Prepayments, Deposits and Other Assets [Member]
Long-Term Debt [Line Items]
Unamortized deferred financing costs	6,836	8,484
Revolving Credit Facility [Member] | MN1 2020 Revolving Facilities, due 2027 [Member] | Senior Unsecured Credit Facilities [Member] | Long-term Prepayments, Deposits and Other Assets [Member]
Long-Term Debt [Line Items]
Unamortized deferred financing costs	15,987	27,135
Revolving Credit Facility [Member] | SCC 2021 Credit Facilities, due 2029 [Member] | Senior Secured Credit Facilities [Member] | Long-term Prepayments, Deposits and Other Assets [Member]
Long-Term Debt [Line Items]
Unamortized deferred financing costs	$ 248	$ 308